18. Goodwill and Other Intangible Assets (Details - Intangible Assets) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 7,687	$ 7,687
Intangible assets, Accumulated Amortization	(3,942)	(3,521)
Intangible assets, Impairment Charge	(1,440)	(1,235)
Intangible assets, Net	$ 2,305	$ 2,931
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life (in months)	57 months	57 months
Intangible assets, Gross	$ 2,700	$ 2,700
Intangible assets, Accumulated Amortization	(2,700)	(2,700)
Intangible assets, Impairment Charge	0	0
Intangible assets, Net	$ 0	$ 0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life (in months)	120 months	120 months
Intangible assets, Gross	$ 4,717	$ 4,717
Intangible assets, Accumulated Amortization	(1,086)	(746)
Intangible assets, Impairment Charge	(1,326)	(1,235)
Intangible assets, Net	$ 2,305	$ 2,736
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life (in months)	36 months	36 months
Intangible assets, Gross	$ 270	$ 270
Intangible assets, Accumulated Amortization	(156)	(75)
Intangible assets, Impairment Charge	(114)	0
Intangible assets, Net	$ 0	$ 195